Property and equipment - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment [Line Items]
Purchase of property, plant and equipment, classified as investing activities		$ 334,496	$ 422,837	$ 333,208
Proceeds from sales of property, plant and equipment, classified as investing activities		33,552	2,796	159
Property, plant and equipment including right-of-use assets		3,674,046	3,206,558	2,787,595
Property, plant and equipment
Property and equipment [Line Items]
Purchase of property, plant and equipment, classified as investing activities		334,496	422,837	333,208
Proceeds from sales of property, plant and equipment, classified as investing activities		33,552	2,796	159
Property, plant and equipment | Construction in progress
Property and equipment [Line Items]
Property, plant and equipment including right-of-use assets	[1]	7,799	8,316	8,833
Gross carrying amount
Property and equipment [Line Items]
Right-of-use assets		2,718,497	2,333,858	2,164,583
Property, plant and equipment including right-of-use assets		6,078,101	5,346,356	4,432,734	$ 3,782,742
Gross carrying amount | Right of Use Assets Under Finance Lease
Property and equipment [Line Items]
Property, plant and equipment including right-of-use assets		303,359	319,216	355,726
Gross carrying amount | Construction in progress
Property and equipment [Line Items]
Property, plant and equipment including right-of-use assets		30,615	26,030	11,340
Gross carrying amount | Property, plant and equipment | Construction in progress
Property and equipment [Line Items]
Property, plant and equipment including right-of-use assets	[1]	$ 22,404	$ 22,404	$ 22,404	$ 22,443

[1]	Lease agreements for the land on which the maintenance facilities and other buildings are located establish that such facilities will be transferred to the Federal Government upon termination of the lease agreements without any consideration to the Group. The most important agreements expire between 2028 and 2033.